Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	Dec. 29, 2016
Supplement [Text Block]	gset_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs TreasuryAccess 0-1 Year ETF

(the “Fund”)

Supplement dated July 12, 2017 to the

Prospectus dated December 29, 2016 (the “Prospectus”)

Effective immediately, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, has implemented a management fee waiver for the Fund. Accordingly, the Prospectus is revised as follows:

The following replaces the table and accompanying footnotes under “Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.14%
Distribution and Service (12b-1) Fee	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.14%
Fee Waiver[1]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver	0.12%

[1]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least July 31, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$12	$43

Goldman Sachs TreasuryAccess 0-1 Year ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gset_SupplementTextBlock

GOLDMAN SACHS ETF TRUST

Goldman Sachs TreasuryAccess 0-1 Year ETF

(the “Fund”)

Supplement dated July 12, 2017 to the

Prospectus dated December 29, 2016 (the “Prospectus”)

Effective immediately, Goldman Sachs Asset Management, L.P., the Fund’s investment adviser, has implemented a management fee waiver for the Fund. Accordingly, the Prospectus is revised as follows:

The following replaces the table and accompanying footnotes under “Summary—Fees and Expenses of the Fund” in the Prospectus:

Shareholder Fees
(fees paid directly from your investment)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fee	0.14%
Distribution and Service (12b-1) Fee	0.00%
Other Expenses	0.00%
Total Annual Fund Operating Expenses	0.14%
Fee Waiver[1]	(0.02)%
Total Annual Fund Operating Expenses After Fee Waiver	0.12%

[1]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least July 31, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.

The following replaces in its entirety the “Summary—Expense Example” section of the Prospectus:

This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$12	$43

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2018
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver for only the first year). The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Goldman Sachs TreasuryAccess 0-1 Year ETF | Goldman Sachs TreasuryAccess 0-1 Year ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.14%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.14%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.12%
1 Year	rr_ExpenseExampleYear01	$ 12
3 Years	rr_ExpenseExampleYear03	$ 43

[1]	The Investment Adviser has agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.12% as an annual percentage rate of average daily net assets of the Fund. This arrangement will remain in effect through at least July 31, 2018, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees.